Other noncurrent assets	12 Months Ended
Dec. 31, 2025
Other noncurrent assets
Other noncurrent assets	Note 23.Other noncurrent assets Other noncurrent assets consisted of noncurrent deposits. Deposits are primarily made up of rental deposits on the premises rented by the Group.